Restructuring and Restructuring Related Charges (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
COVID-19
Restructuring Cost and Reserve [Line Items]
Severance and other restructuring costs	$ 6.5